Investments in joint ventures	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [abstract]
Disclosure of joint ventures [text block]
8	Investments in joint ventures

The Group has one investment in the joint venture RSprint NV (Belgium).

The summarized financial information of RSprint NV can be presented as follows:

in 000€	2017	2016	2015
(Share in the) joint venture’s statement of financial position°
Current assets	1,468	1,643	2,128
Non-current assets	134	186	178
Goodwill	−	−	−
Current liabilities	(1,525)	(1,118)	(387)
Non-current liabilities	(15)	−	−
Shareholders’ deficit	(62)	(711)	(1,919)
(Share in the) joint venture income and expenses (loss)°
Revenue	864	684	213
Profit (loss) *	(649)	(1,208)	(1,180)

* there are no discontinued operations

Total current assets include cash and cash equivalents for a total amount of K€128 per December 31, 2017 (2016: K€86; 2015: K€517). Profit (loss) include total deprecations and amortization for a total amount of K€50 in 2017 (2016: K€34; 2015: K€8).

The movement of the carrying value of the joint venture is as follows:

in 000€
Carrying value per December 31, 2015	1,018
Additional investment	−
Share in loss	(1,018)
Carrying value per December 31, 2016	−
Additional investment	500
Share in loss	(469)
Carrying value per December 31, 2017	31